Equity Incentive Plans	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans

11.       Equity Incentive Plans:

Details of the Company’s Equity Incentive Plans and share awards granted up to December 31, 2017 are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.

All non-vested shares and options vest according to the terms and conditions of the applicable agreements with the Company. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable. Share options have no voting or other shareholder rights.

On February 27, 2018, the Company’s Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”) and reserved for issuance 700,000 common shares thereunder. The terms and conditions of the 2018 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 396,500 restricted common shares were granted to certain of the Company’s directors and officers of which 253,500 restricted common shares vested on August 27, 2018, 71,500 restricted common shares vest on February 27, 2019 and the remaining 71,500 restricted common shares vest on February 27, 2021. The fair value of each share was $12.49, based on the closing price of the Company’s common shares on February 27, 2018. In addition, on April 9, 2018, 276,000 restricted common shares were granted to the Company’s employees, all of which vested on August 27, 2018. The fair value of each share was $10.51, based on the closing price of the Company’s common shares on April 9, 2018.

The Company currently expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the six-month periods ended June 30, 2017 and 2018, the total share-based compensation cost was $6,360 and $5,011, respectively, included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company’s non-vested share options and restricted shares as of June 30, 2018 and the movement during the six-month period ended June 30, 2018 is presented below.

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2018	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2018	104,250	$27.5	$7.0605

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(80,000)	4.35
Unvested as at June 30, 2018	872,500	$11.20

The estimated compensation cost relating to non-vested restricted share awards and share options not yet recognized was $3,771 and $263, respectively, as of June 30, 2018 and is expected to be recognized over the weighted average period of 0.76 years and 1.79 years, respectively.